Supplemental Cash Flow Information - Schedule of Interest and Income Taxes Paid (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Interest paid in cash	$ 2,255	$ 3,399	$ 4,393	$ 4,961
Income tax payments in cash	$ 545			$ 16,230